Insurance (Details) - Schedule of liabilities covered by insurance R$ in Thousands	Jun. 30, 2021 BRL (R$)
Insurance (Details) - Schedule of liabilities covered by insurance [Line Items]
Liabilities covered by insurance and related amounts	R$ 253,235
Civil liability (D&O) [Member]
Insurance (Details) - Schedule of liabilities covered by insurance [Line Items]
Liabilities covered by insurance and related amounts	30,000
Civil, professional and general liability [Member]
Insurance (Details) - Schedule of liabilities covered by insurance [Line Items]
Liabilities covered by insurance and related amounts	15,004
Machinery/Automobile [Member]
Insurance (Details) - Schedule of liabilities covered by insurance [Line Items]
Liabilities covered by insurance and related amounts	10,553
Fire/lightning/explosion/electrical damage (office) [Member]
Insurance (Details) - Schedule of liabilities covered by insurance [Line Items]
Liabilities covered by insurance and related amounts	6,607
Completion guarantee [Member]
Insurance (Details) - Schedule of liabilities covered by insurance [Line Items]
Liabilities covered by insurance and related amounts	10,067
Rural multi-risk [Member]
Insurance (Details) - Schedule of liabilities covered by insurance [Line Items]
Liabilities covered by insurance and related amounts	R$ 181,004